Employees and remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2022
Employees and remuneration of key management personnel
Schedule of average number of employees by individual geographical segment

	2022 '000	2021 '000	2020 '000
North America	5	6	5
EMEA and LatAm	10	12	11
APAC	6	5	6
Total	21	23	22

Schedule of Group's total employment costs

	2022 £m	2021 £m	2020 £m
Wages and salaries	1,534	1,287	1,362
Social security costs	163	147	151
Pension and other post-employment costs (Note 20)	52	30	30
Share-based incentive plans (Note 26)	78	59	63
Severance costs from integration and restructuring activities	8	95	77
Total	1,835	1,618	1,683

Schedule of remuneration of key management personnel

	2022 £m	2021 £m	2020 £m
Wages and salaries	18	12	14
Social security costs	1	1	1
Pension and other post-employment costs	1	2	1
Share-based incentive plans	9	7	8
Total	29	22	24